                             AIM FLOATING RATE FUND

                      Supplement dated June 12, 2003 to the
              Statement of Additional Information dated May 1, 2003


The following information is added at the beginning of the section appearing under the heading "TRUSTEES AND EXECUTIVE OFFICERS - OTHER OFFICERS" on page 3 of the Statement of Additional Information:

                                     2003    Director, Senior Vice President and General      N/A"
"Kevin M. Carome(3) - 1956 Senior            Counsel, A I M Management Group Inc.
Vice President                               (financial services holding company) and
                                             A I M Advisors, Inc.; and Vice President,
                                             A I M Capital Management, Inc.,
                                             A I M Distributors, Inc. and A I M Fund
                                             Services; Director, Vice President and General
                                             Counsel, Fund Management Company

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.;
                                             and Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC

----------

(3) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.